INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 14,887,059	R$ 16,291,751
Additions	[1]	23,919	63,132
Write-offs, net		0	0
Net transfers	[2]	0	0
Amortization (Note 25)		(1,315,724)	(1,467,824)
Balance at end of the period		13,595,254	14,887,059
Licenses | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		R$ 0	0
Licenses | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			R$ 0
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		3.60%	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		24.00%	20.34%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 29,748,956
Balance at end of the period		29,772,875	R$ 29,748,956
Licenses | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(14,861,897)
Balance at end of the period		R$ (16,177,621)	R$ (14,861,897)
Computer software [member]
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%	20.00%
Balance at beginning of the period		R$ 6,056,999	R$ 5,348,538
Additions	[1]	0	182,161
Write-offs, net		(3,592)	(969)
Net transfers	[2]	2,874,907	2,706,031
Amortization (Note 25)		(2,341,474)	(2,178,762)
Balance at end of the period		6,586,840	6,056,999
Computer software [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		0	0
Computer software [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			0
Computer software [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		27,908,360
Balance at end of the period		30,772,551	27,908,360
Computer software [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(21,851,361)
Balance at end of the period		(24,185,711)	(21,851,361)
Brand
INTANGIBLE ASSETS
Balance at beginning of the period		571,902	656,551
Additions	[1]	0	0
Write-offs, net		0	0
Net transfers	[2]	0	0
Amortization (Note 25)		(85,829)	(84,972)
Balance at end of the period		496,172	571,902
Brand | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		R$ 10,099	451
Brand | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			R$ 774
Brand | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		5.13%	5.13%
Brand | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		23.50%	23.50%
Brand | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 1,663,747
Balance at end of the period		1,673,846	R$ 1,663,747
Brand | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(1,091,845)
Balance at end of the period		(1,177,674)	(1,091,845)
Customer-related intangible assets
INTANGIBLE ASSETS
Balance at beginning of the period		205,800	333,790
Additions	[1]	0	0
Write-offs, net		0	0
Net transfers	[2]	0	0
Amortization (Note 25)		(112,423)	(110,475)
Balance at end of the period		122,126	205,800
Customer-related intangible assets | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		R$ 28,749	18,122
Customer-related intangible assets | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			R$ 607
Customer-related intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		9.52%	9.52%
Customer-related intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.70%	20.70%
Customer-related intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 4,548,942
Balance at end of the period		4,577,691	R$ 4,548,942
Customer-related intangible assets | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(4,343,142)
Balance at end of the period		(4,455,565)	(4,343,142)
Other intangible assets [member]
INTANGIBLE ASSETS
Balance at beginning of the period		48,021	36,430
Additions	[1]	0	0
Write-offs, net		0	0
Net transfers	[2]	0	0
Amortization (Note 25)		(6,852)	(6,908)
Balance at end of the period		68,305	48,021
Other intangible assets [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		R$ 27,136	12,324
Other intangible assets [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			R$ 6,175
Other intangible assets [member] | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		6.67%	6.67%
Other intangible assets [member] | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%	20.00%
Other intangible assets [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 288,112
Balance at end of the period		315,248	R$ 288,112
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(240,091)
Balance at end of the period		(246,943)	(240,091)
Intangible assets under development [member]
INTANGIBLE ASSETS
Balance at beginning of the period		802,498	696,361
Additions	[1]	2,865,816	2,677,678
Write-offs, net		(650)	0
Net transfers	[2]	(2,839,849)	(2,571,541)
Amortization (Note 25)		0	0
Balance at end of the period		827,815	802,498
Intangible assets under development [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		0	0
Intangible assets under development [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			0
Intangible assets under development [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		802,498
Balance at end of the period		827,815	802,498
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		0
Balance at end of the period		0	0
Balance at beginning of the period		48,962,975	49,725,250
Additions	[1]	2,889,735	2,922,971
Write-offs, net		(4,242)	(969)
Net transfers	[2]	35,058	134,490
Amortization (Note 25)		(3,862,302)	(3,848,941)
Balance at end of the period		48,261,647	48,962,975
Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		240,423	29,019
Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination			59,193
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		91,351,311
Balance at end of the period		94,505,161	91,351,311
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(42,388,336)
Balance at end of the period		(46,243,514)	(42,388,336)
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	26,390,696	26,361,829
Additions	[1],[3]	0	0
Write-offs, net	[3]	0	0
Net transfers	[2],[3]	0	0
Amortization (Note 25)	[3]	0	0
Balance at end of the period	[3]	26,565,135	26,390,696
Goodwill | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination	[3]	174,439	22,770
Goodwill | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination	[3]		51,637
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	26,390,696
Balance at end of the period	[3]	26,565,135	26,390,696
Goodwill | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	0
Balance at end of the period	[3]	R$ 0	R$ 0

[1]	Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
[2]	Total balances refer to transfers between classes of property and equipment and intangible assets (Note 13.c.).
[3]	Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022), VSS (2023) and IPNET (2024)..